Subsequent Events (Details) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 25, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 10, 2025	Apr. 01, 2025
Subsequent Events [Line Items]
Fees and other offering expenses (in Dollars)		$ 1,711,466	$ 3,375,458	$ 5,227,039
Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares granted							58,480
Minimum stockholders’ equity requirement (in Dollars)						$ 1,562,005
Subsequent Event [Member] | Class A Common Stock [Member]
Subsequent Events [Line Items]
Warrants to purchase	885,000
Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Events [Line Items]
Warrants to purchase	1,092,896
Subsequent Event [Member] | Pre-Paid Warrants [Member]
Subsequent Events [Line Items]
Fees and other offering expenses (in Dollars)	$ 2,000,000
Common Class A [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate shares	207,896
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Warrants to purchase	1,092,896
2022 Plan [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share)		$ 1.71